Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Debt and Capital Lease Obligations [Abstract]
Schedule of carrying amounts and fair values of the entity's debt
The following table summarizes the carrying amounts and fair values of our debt:

	Effective Interest Rate	As of December 31,
		2016		2015
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
		(In thousands)
Senior Secured Notes:
6 1/2% Senior Secured Notes due 2019	6.959%	$990,000	$1,084,050	$990,000	$1,071,675
5 1/4% Senior Secured Notes due 2026	5.316%	750,000	739,688	—	—
Senior Unsecured Notes:
7 5/8% Senior Unsecured Notes due 2021	8.062%	900,000	990,189	900,000	954,000
6 5/8% Senior Unsecured Notes due 2026	6.685%	750,000	760,245	—	—
Other		—	—	803	803
Less: Unamortized debt issuance costs		(31,821)	—	(31,276)	—
Subtotal		3,358,179	$3,574,172	1,859,527	$2,026,478
Capital lease obligations		297,268		325,745
Total debt and capital lease obligations		3,655,447		2,185,272
Less: Current portion		(32,984)		(30,284)
Long-term debt and capital lease obligations, net of unamortized debt issuance costs		$3,622,463		$2,154,988

Schedule of future minimum lease payments under capital lease obligations
Future minimum lease payments under our capital lease obligations, together with the present value of the net minimum lease payments as of December 31, 2016, are as follows:

Amount
(In thousands)
For the Years Ending December 31,
2017	$88,709
2018	88,503
2019	88,221
2020	88,033
2021	83,995
Thereafter	174,240
Total minimum lease payments	611,701
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(188,216)
Net minimum lease payments	423,485
Less: Amount representing interest	(126,217)
Present value of net minimum lease payments	297,268
Less: Current portion	(32,984)
Long-term portion of capital lease obligations	$264,284